Schedule of Non-Cash Employee Compensation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 1	$ 0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 2	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 3	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 4	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 5	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 6	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 7	487,407
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 8	273,102
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 9	102,282
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 10	487,407
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 11	273,102
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 12	$ 102,282